CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Revenue		$ 297,682	$ 255,576	$ 187,022
Cost of revenue		254,009	222,927	167,844
GROSS PROFIT		43,673	32,649	19,178
Operating expenses:
Research and development		2,683	2,660	2,565
Selling, general and administrative		26,920	22,142	20,406
Total operating expenses		29,603	24,802	22,971
OPERATING INCOME (LOSS)		14,070	7,847	(3,793)
Other expense, net		(6,172)	(4,501)	(760)
INCOME (LOSS) BEFORE INCOME TAX EXPENSE		7,898	3,346	(4,553)
Income tax expense		2,033	1,004	149
INCOME (LOSS) FROM CONTINUING OPERATIONS		5,865	2,342	(4,702)
Loss from discontinued operations		(95)
NET INCOME (LOSS)		5,770	2,342	(4,702)
Less: Net loss attributable to non-controlling interests		(50)
NET INCOME (LOSS) ATTRIBUTABLE TO ICTS INTERNATIONAL N.V.		$ 5,820	$ 2,342	$ (4,702)
INCOME (LOSS) PER SHARE - BASIC AND DILUTED
Continuing operations		$ 0.28	$ 0.20	$ (0.58)
Discontinued operations	[1]
Net income (loss)		$ 0.28	$ 0.20	$ (0.58)
Weighted average number of shares outstanding		21,000,000	11,518,929	8,085,599
COMPREHENSIVE INCOME (LOSS)
Net income (loss)		$ 5,770	$ 2,342	$ (4,702)
Translation adjustment		965	(352)	(186)
Comprehensive income (loss)		6,735	1,990	(4,888)
Less: Comprehensive loss attributable to non-controlling interests.		(30)
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO ICTS INTERNATIONAL N.V.		$ 6,765	$ 1,990	$ (4,888)

[1]	Income (loss) per share - Basic and Diluted from discontinued operations is being calculated based on loss from discontinued operations, less net loss attributable to a non-controlling interests.